The expected extinctive date of unused tax losses for which no deferred tax asset recognised current year (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
The expected extinctive date of unused tax losses for which no deferred tax asset recognised current year [Line Items]
Tax loss carry forward	₩ 99,449	₩ 99,449
Not later than 1 year
The expected extinctive date of unused tax losses for which no deferred tax asset recognised current year [Line Items]
Tax loss carry forward	99,449
1 ~ 2 years
The expected extinctive date of unused tax losses for which no deferred tax asset recognised current year [Line Items]
Tax loss carry forward	0
2 ~ 3 years
The expected extinctive date of unused tax losses for which no deferred tax asset recognised current year [Line Items]
Tax loss carry forward	0
More than 3 years
The expected extinctive date of unused tax losses for which no deferred tax asset recognised current year [Line Items]
Tax loss carry forward	₩ 0